Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (79,057,610)	$ (31,328,711)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in losses of investment		7,564
Loss on sale of investment	221,101
Bad debt expense	371,364	556,890
Stock-based compensation expense	873,929	2,070,359
Loss on write off of fixed assets		1,045,179
Gain on forgiveness of PPP loan		(2,234,730)
Depreciation and amortization	7,834,712	5,735,150
Amortization of deferred contract costs	337,350	492,683
Non-cash interest expense	597,276	1,009,331
Foreign currency gain	(14,553)	(3,312)
Impairment of long-lived assets	61,778,605	14,383,310
Gain on extinguishment of debt		(186,177)
Change in fair value of convertible notes	2,884,273	1,365,904
Change in fair value of derivative liability	(63,178)	(248,198)
Change in fair value of contingent consideration	(4,016,194)
Changes in operating assets and liabilities:
Accounts receivable, net	197,647	849,785
Prepaid expenses and other current assets	257,555	(8,988)
Other assets	9,700
Accounts payable, accrued expenses and other current liabilities	(324,166)	1,610,470
Deferred income tax liabilities	(675,291)	(2,274,295)
Deferred revenue	(2,113,249)	(1,010,118)
Net cash used in operating activities	(10,900,729)	(8,167,904)
Cash flows from investing activities
Developed software additions	(4,345,260)	(5,427,230)
Fixed asset additions	(31,884)	(39,263)
Cash paid for business combinations and working capital settlement, net of cash acquired	400,000	(5,018,592)
Proceeds received from sale of investment	5,000
Net cash used by investing activities	(3,972,144)	(10,485,085)
Cash flows from financing activities
Value of shares withheld related to tax withholdings	(9,926)	(520,395)
Proceeds from unit and pre-funded unit offering, net	9,178,960
Proceeds from the exercise of pre-funded warrants	1
Proceeds from the ATM offering program, net	1,854,565	1,828,119
Proceeds from the issuance of convertible notes		18,000,000
Principal payments of convertible notes	(1,432,273)	(4,571,472)
Proceeds from the issuance of convertible redeemable preferred stock, net	4,294,500
Redemption of convertible redeemable preferred stock	(5,250,000)
Net cash provided by financing activities	8,635,827	14,736,252
Effect of exchange rate changes on cash and restricted cash	(22,225)	18,623
Net (decrease) increase in cash and restricted cash	(6,259,271)	(3,898,114)
Cash and restricted cash of continuing operations – beginning of period	13,087,627	18,286,481
Cash and restricted cash of discontinued operations – beginning of period	1,354,899	54,159
Cash and restricted cash – beginning of period	14,442,526	18,340,640
Cash and restricted cash of continuing operations – end of period	7,877,755	13,087,627
Cash and restricted cash of discontinued operations – end of period	305,500	1,354,899
Cash and restricted cash – end of period	8,183,255	14,442,526
Cash paid for income taxes, net of refunds received	15,684	10,570
Cash paid for interest, net	256,440	507,941
Supplemental disclosure of non-cash investing and financing activity:
Vesting of restricted stock units	50,000	42
Settlement of convertible notes in common stock	3,925,500	11,610,586
Stock-based compensation capitalized as software development	19,764	36,915
Capitalized software included in accrued expenses	17,974	554,127
Conversion of exchangeable shares to common stock	180,647	18,038,944
Settlement of liabilities with common stock	49,529	430,015
Shares returned in connection with acquisition (see Note 4)	940,000
Shares issued in connection with asset purchase		300,000
Reduction to accrued expenses from an acquisition-related working capital settlement (see Note 4)	$ 160,000